Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

24.          Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Millet Technology Co., Ltd. (“Millet Technology”)	(note)
Shenzhen Xiaomi Technology Co., Ltd. (“Shenzhen Xiaomi”)	(note)
Beijing Itui Technology Co., Ltd. (“Beijing Itui”)	Company owned by the principal shareholder of the Company
Itui Online	Company owned by the principal shareholder of the Company
Shenzhen Tengtao Technology Co., Ltd. (“Shenzhen Tengtao”)	Company owned by the principal shareholder of the Company
Shenzhen Changsheng Chang Technology Co., Ltd. (“Shenzhen Changsheng”)	Company owned by the principal shareholder of the Company
Chizz (HK) Limited (“Chizz”)	Company owned by the principal shareholder of the Company
Beijing Xiaobu Technology Co., Ltd. (“Beijing Xiaobu”)	Company owned by the principal shareholder of the Company

Note:

In April 2020, Best Ventures Limited (“Best Ventures”, formerly known as Xiaomi Ventures Limited) ceased to be the shareholder of the Company as Best Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Best Ventures is entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Best Ventures and the companies controlled by Best Ventures continued to be related parties of the Company.

24.          Related party transactions (Continued)

During the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Revenue from cloud computing services
Millet Technology	4,978	7,604	5,924
Beijing Itui	592	358	193
Revenue from advertising
Itui Online	7,804	8,941	9,037
Shenzhen Xiaomi	112	13	—
Revenue from technical services
Shenzhen Xiaomi	2,505	354	709
Rental income
Shenzhen Tengtao	—	—	48
Shenzhen Changsheng	—	—	52
Interest income
Chizz	626	724	1,029
Distribution costs
Beijing Xiaobu	87	39	—

As of December 31, 2023 and 2024, the amounts due from/to related parties were as follows:

(In thousands)	December 31, 2023	December 31, 2024
Amounts due from related parties - current
Accounts receivable
Itui Online	9,061	9,268
Shenzhen Xiaomi	705	577
Millet Technology	1,831	1,493
Beijing Xiaobu	394	—
Beijing Itui	333	177
Other receivables
Chizz (note)	300	19,973
Other related parties (individual balance was less than USD10)	20	31
Total	12,644	31,519
Amounts due from a related party - non-current
Other receivables
Chizz (note)	19,619	—
Total	19,619	—
Amounts due to related parties
Other payables
Other related parties (individual balance was less than USD10)	—	17
Total	—	17

Note:

In September 2021, Xunlei Network provided a loan amounted to USD20 million to Chizz at an interest rate of 3% per annum for a term of 2 years. The loan was extended for another 2 years at an interest rate of 5.10% per annum in September 2023.